Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 23, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013

Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Touchstone Aggressive ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Aggressive ETF Fund
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Touchstone Conservative ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Conservative ETF Fund
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Touchstone Enhanced ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Enhanced ETF Fund
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Touchstone Moderate ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Moderate ETF Fund
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and

Statement of Additional Information Dated April 30, 2013

Notice of Changes to the Touchstone ETF Funds

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (each a “Fund”).  Effective August 23, 2013 each Fund will pay its investment advisor, Touchstone Advisors, Inc., an advisory fee based on each Fund's average daily net assets of 0.25% on the first $50 million, 0.23% on the next $50 million and 0.20% on assets over $100 million.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013